Contractual Commitments - Acquisition of Aguada del Chanar area (Detail) - Agua De Chana Area [Member] - IEASA [Member] - Province of neuquen [member] - National And International Public Tender Number ADCH Zero One Two Thousand And Nineteen [Member] - USD ($)
$ in Millions
	Dec. 31, 2019	Jun. 25, 2019
Statement [Line Items]
Capital expenditure commitement		$ 96
Percentage of exploitation exploration and transportation concession received by way of assignment		100.00%
Other intangible assets [member]
Statement [Line Items]
Exploratory mining property	$ 4,055